Share-based compensation expenses	12 Months Ended
Dec. 31, 2020
Share-based compensation expenses
Share-based compensation expenses

17. Share-based compensation expenses

The following table sets forth the share-based compensation expenses included in each of the relevant accounts:

	For the Year
	Ended
	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cost of revenues	(724)	935	(186)	(29)
Sales and marketing expenses	6,772	8,549	295	45
Research and development expenses	13,435	16,063	(1,999)	(306)
General and administrative expenses	111,176	(19,157)	(2,439)	(374)
Total	130,659	6,390	(4,329)	(664)

(a)         2012 Share plan of RONG360

Prior to the Reorganization, all of the options and restricted ordinary shares were granted by RONG360 under its 2012 Share Plan with its own underlying shares. The 2012 Share Plan of RONG360 provides for the grant of share options and other equity-based awards to eligible employees of RONG360 and its subsidiaries and VIE. Starting from 2013, RONG360 granted multiple tranches of share options with tiered vesting commencement dates to employees. Options granted under the 2012 Share Plan were subject to a service condition of four or seven years and a performance condition of occurrence of an IPO. The service condition requires one-fourth of the awards to vest on the first anniversary date of the specified vesting commencement date, and the remaining of the awards to vest in equal installments on a quarterly basis in the remaining vesting period. The grantees are entitled the rights to receive underlying shares that options are exercised only if the performance target of an IPO is achieved, provided the service condition is also met. Options granted typically expire in ten years from the respective vesting commencement date as stated in the grant letters.

The outstanding options under this plan immediately prior to the IPO were converted to options under the Global Share Plan upon the completion of the Company’s IPO (Note 17 (b)), and no more expenses were recognized under this plan thereafter. RONG360 has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

(b)         Global share plan

The Company adopted a Global Share Plan, of which the terms are substantially identical to the 2012 Share Plan of RONG360, effective upon the completion of the Company’s IPO. Pursuant to the Global Share Plan, the Company assumed all outstanding share options issued under the 2012 Share Plan of RONG360. Each one of the outstanding share options under the 2012 Share Plan with underlying shares of RONG360 were converted to one share option of the Company (i.e. the Platform Business) and one share option of RONG360’s other subsidiaries (i.e. the non-platform business) in a way that employees kept an equitable position immediately before and after the conversion. There was no significant incremental share-based compensation expense recorded as a result of the conversion.

In addition to the options converted from the Global Share Plan as aforementioned, the Group granted new options to eligible employees or nonemployees under this plan. Options granted were subject to a service condition, which requires the awards to vest in installments during the vesting periods ranged from one to seven years. Options granted typically expire in ten years from the respective vesting commencement date as stated in the grant letters.

The activities of share options granted under Jianpu’s Global Share Plan in relation to the share-based compensation expenses of the Group for the years ended December 31, 2018, 2019 and 2020 are summarized as below:

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of December 31, 2017	18,640,845	0.21	44,454	7.14
Granted during the year	1,940,654	0.24	—	—
Forfeited during the year	(1,122,550)	0.53	—	—
Exercised during the year	(759,518)	0.10	—	—
Outstanding as of December 31, 2018	18,699,431	0.20	38,480	6.42
Granted during the year	19,340	0.56	—	—
Forfeited during the year	(427,014)	0.52	—	—
Exercised during the year	(10,011,528)	0.13	—	—
Outstanding as of December 31, 2019	8,280,229	0.25	2,829	6.54
Forfeited during the year	(111,244)	0.50	—	—
Exercised during the year	(663,508)	0.33	—	—
Outstanding as of December 31, 2020	7,505,477	0.28	176	5.53

The fair value of the options granted under Jianpu’s Global Share Plan in relation to the share-based compensation expenses for the years ended December 31, 2018 and 2019 are as follows, there was no option granted in 2020:

	For the Year
	Ended
	December 31,
	2018	2019
	US$	US$
Weighted average grant date fair value of option per share	2.46	0.86
Aggregate grant date fair value of options granted	4,776	17

The estimated fair value of each option granted under Jianpu’s Global Share Plan is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year
	Ended
	December 31,
	2018	2019
Risk-free interest rate per annum	2.40% ~ 3.05%	1.78% ~ 2.60%
Expected term (in years)	10	10
Expected volatility	53% ~ 54%	51% ~ 58%
Expected dividends yield	—	—

The Group estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in US$ at the option valuation date. Expected term is the contract life of the option. The expected volatility at the grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the options. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

As of December 31, 2020, 7,505,477 share options of the Company were held by the Group’s employees and non-employees under Global Share Plan with the weighted average exercise price of US$0.28 per option and weighted average remaining contractual years of 5.53 years, out of which 6,874,534 options were exercisable with the weighted average exercise price of US$0.24 per option and weighted average remaining contractual years of 5.48 years. 574,208 share options were expected to be vested with the weighted average exercise price of US$0.25 per option and weighted average remaining contractual years of 5.88 years. The aggregate intrinsic value of the outstanding options, exercisable options and share options expected to be vested as of December 31, 2020 are US$176, US$178 and US$4 respectively. There were RMB1,216 of unrecognized share-based compensation expenses, which are expected to be recognized over a weighted-average period of 0.93 years.

As of December 31, 2020, 1,264,032 share options of the Company were held by the employees of the Group’s related parties for non-platform business under the Global Share Plan with the weighted average exercise price of US$0.44 per option and weighted average remaining contractual years of 6.61 years, out of which 920,379 options were exercisable with the weighted average exercise price of US$0.40 per option and weighted average remaining contractual years of 6.21 years. 314,029 share options were expected to be vested with the weighted average exercise price of US$0.56 per option and weighted average remaining contractual years of 7.70 years. The aggregate intrinsic value of the outstanding options, exercisable options and share options expected to be vested as of December 31, 2020 are US$18, US$18 and nil respectively. The share options granted to employees of the Group’s related parties for non-platform business were accounted for as deemed dividend from the Company to its shareholders, as these employees do not provide services to the Company. The share awards were measured based on the fair value as of the grant date. The amount recognized as deemed dividend were RMB9,402, RMB14 and nil for the years ended December 31, 2018, 2019 and 2020, respectively.

As of December 31, 2020, 17,455,030 share options with underlying shares of non-platform business were held by the Group’s employees under the Global Share Plan. The vesting of such awards is conditional upon the fulfillment of requisite service conditions to the Company and listing of non-platform business. The cost relating to such share-based awards succeeded from 2012 Share Plan of RONG360 are recognized by the Company as a shareholder contribution as the award will ultimately be settled by RONG360. The award is accounted for as a financial derivative and initially measured at its fair value in accordance with ASC 815-10-55-46 through 55-48, and the related expense will be recognized over the requisite service period in the consolidated income statements with a corresponding credit to additional paid-in capital. Subsequent changes in the fair value of the award are recorded in the consolidated income statement through the date on which the underlying award are settled. The share-based compensation expenses recognized for the year ended December 31, 2020 in relation to share options with underlying share of non-platform business granted to the Group employees under the Global Share Plan were reversal of RMB11,751 due to decrease in the fair value of underlying share of non-platform business.

(c)          2017 Share incentive plan

In October 2017, the board of directors approved and adopted the 2017 Share Incentive Plan (the “2017 Plan”). The 2017 Plan permits the awards of options, restricted shares or any other type of share-based awards. The maximum number of shares available for issuance shall be 2% of the total number of shares issued and outstanding as of the closing of the Company’s IPO, plus an annual increase from the fiscal year beginning January 1, 2018 in according with the approved increasing scheme.

The Group granted multiple tranches of share options with tiered vesting commencement dates to eligible employees and non-employees under the 2017 Share Incentive Plan. Options granted to employees were subject to a service condition and a performance condition. The service condition requires one-fourth of the awards to vest on the first anniversary date of the specified vesting commencement date, and the remaining of the awards to vest in equal installments on a quarterly basis in the remaining vesting period, or one-fourth to vest immediately on vesting commencement date and the remaining to vest in equal installments on a quarterly basis in the remaining vesting period. An evaluation is made each quarter as to the likelihood of performance condition being met.

In the fourth quarter of 2019, the Group evaluated each of the underlying performance conditions related to the outstanding options with performance conditions, and determined that it was not probable that the performance condition relating to year 2020 would be met for the 6,214,370 share options granted in 2017. Consequently, the Group reversed all previously recognized share-based compensation expenses related to these awards of RMB96,831, and the performance condition for these share options was modified to link to performance of year 2021, which was assessed as probable to achieve. In accordance with ASC 718, such modification is a Type III modification because the original condition is not expected to be satisfied as of the modification date. The fair value of the 6,214,370 shares options of the modified performance conditions was re-measured and the aggregate grant date fair value is RMB25,838. The Group recognized the incremental value as share-based compensation expenses for vested awards amounting to RMB17,225 in the fourth quarter of 2019. According to the actual performance of year 2020, management assessed that the performance target for these options with performance conditions were not probable to be achieved, and consequently the Group reversed all previously recognized share-based compensation expenses related to these awards in the fourth quarter of 2020.

Option granted to non-employees were subject to a service condition with a vesting period ranged from one to four years. One-third, one-fourth or nil of the options vested immediately on vesting commencement date and the remaining of the awards to vest in equal installments on a quarterly or yearly basis in the remaining vesting period. Options granted typically expire in ten years from the respective vesting commencement date as stated in the grant letters.

The activities of share options granted under Jianpu’s 2017 Share Incentive Plan in relation to the share-based compensation expenses of the Group for the years ended December 31, 2019 and 2020 are summarized as below:

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of December 31, 2018	15,888,593	0.01	35,644	9.27
Granted during the year	7,183,239	0.01	—	—
Forfeited during the year	(1,337,432)	0.01	—	—
Exercised during the year	(4,344,515)	0.01	—	—
Outstanding as of December 31, 2019	17,389,885	0.01	10,190	8.92
Granted during the year	3,863,034	0.01	—	—
Forfeited during the year	(2,044,547)	0.01	—	—
Exercised during the year	(275,315)	0.01	—	—
Outstanding as of December 31, 2020	18,933,057	0.01	2,688	8.25

The estimated fair value of each option grant is based on the market price of the underlying ordinary share of the Company on the same date.

As of December 31, 2020, 18,933,057 share options of the Company were granted under 2017 Share Incentive Plan with the weighted average exercise price of US$0.01 per option and weighted average remaining contractual years of 8.25 years, out of which 5,858,622 options were exercisable with the weighted average exercise price of US$0.01 per option and weighted average remaining contractual years of 7.96 years. 8,885,022 share options were expected to be vested with the weighted average exercise price of US$0.01 per option and weighted average remaining contractual years of 8.94 years. The aggregate intrinsic value of the outstanding options, exercisable options and share options expected to be vested as of December 31, 2020 are US$2,688 , US$832 and US$1,262 respectively. For the years ended December 31, 2019 and 2020, share-based compensation expenses recognized associated with the share options granted by the Company were negative RMB15,632 and RMB4,312. There were RMB22,033 of unrecognized share-based compensation expenses, which are expected to be recognized over a weighted-average period of 2.21 years.

As of December 31, 2020, 772,790 share options of the Company were held by the employees of the Group’s related parties for non-platform business under the 2017 Share Incentive Plan with the weighted average exercise price of US$0.01 per option and weighted average remaining contractual years of 8.27 years, out of which 336,910 options were exercisable with the weighted average exercise price of US$0.01 per option and weighted average remaining contractual years of 7.58 years. 419,185 share options were expected to be vested with the weighted average exercise price of US$0.01 per option and weighted average remaining contractual years of 8.68 years. The aggregate intrinsic value of the outstanding options, exercisable options and share options expected to be vested as of December 31, 2020 are US$110, US$48 and US$60 respectively. The share options granted to employees of non-platform business were accounted for as deemed dividend from the Company to its shareholders, as these employees do not provide services to the Company. The share awards were measured based on the fair value as of the grant date. The amount recognized as deemed dividend were RMB7,912, RMB1,915 and RMB171 for the years ended December 31, 2018, 2019 and 2020.